Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and current assets [Abstract]
Other receivables, net	$ 105,623	$ 909,046
Loan receivable	211,060	160,087
Prepaid expenses	43,869	6,066
Total	$ 360,552	$ 1,075,199